Other non-current liabilities	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Non Current Liabilities [Abstract]
Other non-current liabilities	25. Other non-current liabilities
	2021	2020
Derivatives	—	189
Other non-current liabilities	—	44
Total	—	233